Segmented Information	3 Months Ended
Jan. 31, 2022
Disclosure of operating segments [abstract]
Segmented Information
NOTE 18:  SEGMENTED INFORMATION
For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and the Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank’s investment in Schwab; and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.
The following table summarizes the segment results for the three months ended January 31, 2022 and January 31, 2021.
Results by Business Segment
1

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking 2		Corporate 2		Total
	For the three months ended January 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Net interest income	$3,085	$2,978	$2,115	$2,031	$709	$661	$393	$360	$6,302	$6,030

Non-interest income	3,633	3,367	671	653	637	649	38	113	4,979	4,782

Total revenue	6,718	6,345	2,786	2,684	1,346	1,310	431	473	11,281	10,812
Provision for (recovery of) credit losses	33	142	21	135	(5)	20	23	16	72	313
Insurance claims and related expenses	756	780	–	–	–	–	–	–	756	780

Non-interest expenses	2,869	2,654	1,597	1,688	764	711	737	731	5,967	5,784

Income (loss) before income taxes and share of net income from investment in Schwab	3,060	2,769	1,168	861	587	579	(329)	(274)	4,486	3,935
Provision for (recovery of) income taxes	806	732	148	70	153	142	(123)	(117)	984	827

Share of net income from investment in Schwab 3,4	–	–	252	209	–	–	(21)	(40)	231	169
Net income (loss)	$2,254	$2,037	$1,272	$1,000	$434	$437	$(227)	$(197)	$3,733	$3,277

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 7 for further details.
Total Assets by Business Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail	Wholesale Banking	Corporate	Total
	As at January 31, 2022
Total assets	$520,885	$580,689	$522,804	$154,210	$1,778,588

	As at October 31, 2021
Total assets	$509,436	$559,503	$514,681	$145,052	$1,728,672